Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Share Capital	Share capital

	As of December 31,
	2022	2021
Ordinary shares, $0.0001 par value (Note i)	$24	$15
Series C preferred shares, $1 par value (Note ii)	—	85,714
	$24	$85,729
i.Ordinary shares

	Unit: in Thousands of Shares
	As of December 31,
	2022	2021
Ordinary shares

Number of shares authorized	450,000	229,781
Number of shares issued and fully paid*	244,211	126,100
*Prior period results had been retrospectively adjusted to reflect the 1:0.8752888353 share subdivision effected on the closing date.
The movements of the number of ordinary shares issued and fully paid were as follows:

	Unit: in Thousands of Shares
	For the Year Ended December 31,
	2022	2021	2020
Number of shares as of January 1	126,100	126,100	118,309
Issuance of restricted shares	—	—	7,791
Issuance of ordinary shares in relation to the Merger Agreement	88,643	—	—
Issuance of ordinary shares in relation to the PIPE Agreements	29,482	—	—
Reacquisition of restricted shares due to forfeiture	(274)	—	—
Issuance of ordinary shares in relation to exercise of share options	1	—	—
Issuance of ordinary shares in relation to vesting of restricted stock units	259	—	—
Number of shares as of December 31	244,211	126,100	126,100
Series C preferred shares

	Unit: in Thousands of Shares
	As of December 31,
	2022	2021
Series C preferred shares

Number of shares authorized	—	85,714
Number of shares issued and fully paid*	—	75,025
*Prior period results had been retrospectively adjusted to reflect the 1:0.8752888353 share subdivision effected on the closing date.
The movements of the number of ordinary shares issued and fully paid were as follows:

	Unit: in Thousands of Shares
	For the Year Ended December 31,
	2022	2021	2020
Number of shares as of January 1	75,025	75,025	75,025
Repurchase of Series C preferred shares	(75,025)	—	—
Number of shares as of December 31	—	75,025	75,025

Summary of Capital Surplus	Reserves

	As of December 31,
	2022	2021
Capital surplus - Issuance of ordinary shares	$598,317	$125,747
Capital surplus - Expired share options	2,209	2,209
Capital surplus - Employee restricted shares (Note 21)	37,126	5,037
Capital surplus - Employee share options (Note 21)	5,818	—
Accumulated deficits	(349,940)	(116,609)
Other equity	5,420	21,600
	$298,950	$37,984